INVENTORY (Schedule of Inventory) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
INVENTORY [Abstract]
Natural gas held in storage	$ 418.0	$ 133.9
Materials and supplies	53.3	32.3
Renewable energy credits and emission compliance instruments	38.2	28.4
Other inventory	6.4	6.5
Total inventory	$ 515.9	$ 201.1